Fixed assets - Internally developed software and acquired software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Internally developed software
Property, Plant and Equipment [Line Items]
Software additions	$ 23,846	$ 13,082
Accumulated amortization	(5,528)	(1,888)
Software additions, net	18,318	11,194
Acquired software
Property, Plant and Equipment [Line Items]
Software additions	2	1,470
Accumulated amortization	(63)	(17)
Software additions, net	$ (61)	$ 1,453